Description of Organization, Business Operations	9 Months Ended
Sep. 30, 2021
Description of Organization, Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

NextGen Acquisition Corp. II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on January 11, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

As of September 30, 2021, the Company had not yet commenced operations. All activity for the period from January 11, 2021 (inception) through September 30, 2021 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.

As of September 30, 2021, the Company’s wholly owned subsidiary, Pulsar Merger Sub, Inc., had not commenced operations and had no (or nominal) assets or liabilities.

The Company’s sponsor is NextGen Sponsor II LLC, a Cayman Islands limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on March 22, 2021. On March 25, 2021, the Company consummated its Initial Public Offering of 35,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $350.0 million (see Note 3), and incurring offering costs of approximately $19.7 million, of which approximately $12.3 million was for deferred underwriting commissions (see Note 6). The Company granted the underwriters a 45-day option to purchase up to an additional 5,250,000 Units at the Initial Public Offering price to cover over-allotments, if any. On April 9, 2021, the Underwriters partially exercised the over-allotment option and on April 13, 2021, purchased an additional 3,259,457 Units from the Company (the “Over-Allotment Units”), generating gross proceeds of $32,594,570, and forfeited the remainder of the option.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,333,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.50 per Private Placement Warrant with the Sponsor, generating gross proceeds of $9.5 million (see Note 4). In connection with the Underwriters’ partial exercise of their over-allotment option, the Sponsor purchased an additional 434,594 Private Placement Warrants (the “Additional Private Placement Warrants”), generating gross proceeds to the Company of approximately $651,891.

Upon the closing of the Initial Public Offering and the Private Placement, $350.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below. In connection with the closing and sale of the Over-Allotment Units and the Additional Private Placement Warrants (together, the “Over-Allotment Closing”), a total of $32,594,570 in proceeds from the Over-Allotment Closing (which amount includes $1,140,810 of the Underwriters’ deferred discount) was placed in the Trust Account.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). These Public Shares were recorded at a redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which will be adopted by the Company upon the consummation of the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to this Initial Public Offering (the “Initial Shareholders”) agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. In addition, the Company agreed not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor.

Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor, executive officers and directors agreed not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or March 25, 2023 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up; (2) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any); and (3) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Initial Shareholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Virgin Orbit Business Combination

On August 22, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Pulsar Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Vieco USA, Inc., a Delaware corporation (“Vieco USA”).

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Virgin Orbit Business Combination”):

(i)     at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement and in accordance with the Delaware General Corporation Law, Merger Sub will merge with and into Vieco USA, the separate corporate existence of Merger Sub will cease and Vieco USA will be the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”);

(ii)    in the event that the Vieco Cash Election (as defined below) is not exercised, as a result of the Merger, among other things, each share of common stock of Vieco USA that is issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) (other than in respect of Excluded Shares (as defined in the Merger Agreement)) will be cancelled and converted into the right to receive a number of shares of common stock, par value $0.0001 per share, of Virgin Orbit Holdings, Inc. (“Virgin Orbit Common Stock”) equal to the Exchange Ratio (as defined in the Merger Agreement) (the “Stock Consideration”);

(iii)   in the event the amount of cash available in the Trust Account (as defined below), after deducting any redemptions by the Company’s shareholders, plus the PIPE Investment Amount (as defined in the Merger Agreement) exceeds $500,000,000 (such excess amount, the “Available Cash Consideration Amount”), then Vieco USA may, prior to the Election Deadline (as defined in the Merger Agreement), elect that holders of common stock of Vieco USA receive in exchange for shares of common stock of Vieco USA a portion of the consideration payable under the Merger Agreement in cash, in lieu of shares of Virgin Orbit Common Stock, up to the amount of the Available Cash Consideration Amount (the “Vieco Cash Election” and, such amount of cash consideration, the “Cash Consideration”). If the Vieco Cash Election is exercised by Vieco USA prior to the Election Deadline, then at the Effective Time, each share of common stock of Vieco USA that is issued and outstanding immediately prior to the Effective Time (other than in respect of Excluded Shares) will be cancelled and converted into the right to receive (a) the applicable portion of the Cash Consideration and (b) the applicable portion of the Stock Consideration, as reduced to account for the Cash Consideration;

(iv)   the Company will change its jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware and change its name to “Virgin Orbit Holdings, Inc.”

The board of directors of the Company has unanimously (i) approved and declared advisable the Merger Agreement, the Virgin Orbit Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the shareholders of the Company.

Concurrently with the execution of the Merger Agreement, the Company entered into initial subscription agreements (the “Initial Subscription Agreements”) with certain investors (collectively, the “Initial PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 10,000,000 shares of the Virgin Orbit Common Stock for an aggregate purchase price equal to $100,000,000 (the “Initial PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of the Sponsor and certain additional investors (which may include mutual funds and existing shareholders of the Company). Under the Merger Agreement, the Company may enter into subsequent subscription agreements (together with the Initial Subscription Agreements, the “Subscription Agreements”) with certain investors (collectively with the Initial PIPE Investors, the “PIPE Investors”) on substantially similar terms to the Initial Subscription Agreements, subject to the consent of Vieco USA (any such subsequent investments, together with the Initial PIPE Investment, the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the Closing.

The consummation of the proposed Virgin Orbit Business Combination is subject to certain conditions as further described in the Merger Agreement.

For further details on the contemplated merger, please see the Form 8-K filed with the SEC on August 23, 2021, and the prospectus/proxy statement included in the Registration Statement on Form S-4 that the Company has filed with the SEC relating to the proposed Virgin Orbit Business Combination (the “Virgin Orbit Disclosure Statement”). Unless specifically stated, this Quarterly Report does not give effect to the proposed Virgin Orbit Business Combination and does not contain the risks associated with the proposed Virgin Orbit Business Combination. Such risks and effects relating to the proposed Virgin Orbit Business Combination is included in the Virgin Orbit Disclosure Statement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Liquidity and Going Concern

As of September 30, 2021, the Company had approximately $3,000 in its operating bank account and a working capital deficit of approximately $372,000.

To date, the Company’s liquidity needs were satisfied through a payment of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares (as defined below), the loan under the promissory note from the Sponsor of $300,000 (see Note 5) to the Company and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the promissory note upon closing of the Initial Public Offering. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s officers, directors and Initial Shareholders may, but are not obligated to, provide the Company Working Capital Loans (see Note 5).

On August 12, 2021, the Company issued a promissory note, pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000. The promissory note is non-interest bearing and payable on the earlier of (i) March 25, 2023 and (ii) the effective date of a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination. As of September 30, 2021, there was $770,000 outstanding under the promissory note.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Updated (“ASU”) 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, management has determined that the Company does not have sufficient liquidity to meet its obligations in the next twelve months. These conditions raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.